Commitments and Contingencies - Schedule of Future Jackpot Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Previous Winners
Loss Contingencies [Line Items]
2019	$ 32,589
2020	25,111
2021	22,338
2022	20,073
2023	17,496
Thereafter	93,745
Future jackpot payments due	211,352
Future Winners
Loss Contingencies [Line Items]
2019	41,988
2020	8,326
2021	689
2022	689
2023	689
Thereafter	10,329
Future jackpot payments due	62,710
Total
Loss Contingencies [Line Items]
2019	74,577
2020	33,437
2021	23,027
2022	20,762
2023	18,185
Thereafter	104,074
Future jackpot payments due	274,062
Unamortized discounts	(39,236)
Total jackpot liabilities	$ 234,826